Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2017
Registrant Name	GPS Funds I
Central Index Key	0001131042
Amendment Flag	false
Document Creation Date	Jul. 31, 2017
Document Effective Date	Jul. 31, 2017
Prospectus Date	Jul. 31, 2017
Service Shares Prospectus | GuideMark® Large Cap Core Fund | Service Shares
Prospectus:
Trading Symbol	GMLGX
Service Shares Prospectus | GuideMark® Emerging Markets Fund | Service Shares
Prospectus:
Trading Symbol	GMLVX
Service Shares Prospectus | GuideMark® Small/Mid Cap Core Fund | Service Shares
Prospectus:
Trading Symbol	GMSMX
Service Shares Prospectus | GuideMark® World ex-US Fund | Service Shares
Prospectus:
Trading Symbol	GMWEX
Service Shares Prospectus | GuideMark® Core Fixed Income Fund | Service Shares
Prospectus:
Trading Symbol	GMCOX
Service Shares Prospectus | GuideMark® Tax-Exempt Fixed Income Fund | Service Shares
Prospectus:
Trading Symbol	GMTEX
Institutional Shares Prospectus | GuideMark® Large Cap Core Fund | Institutional Shares
Prospectus:
Trading Symbol	GILGX
Institutional Shares Prospectus | GuideMark® Emerging Markets Fund | Institutional Shares
Prospectus:
Trading Symbol	GILVX
Institutional Shares Prospectus | GuideMark® Small/Mid Cap Core Fund | Institutional Shares
Prospectus:
Trading Symbol	GISMX
Institutional Shares Prospectus | GuideMark® World ex-US Fund | Institutional Shares
Prospectus:
Trading Symbol	GIWEX
Institutional Shares Prospectus | GuideMark® Core Fixed Income Fund | Institutional Shares
Prospectus:
Trading Symbol	GICFX
Institutional Shares Prospectus | GuideMark® Tax-Exempt Fixed Income Fund | Institutional Shares
Prospectus:
Trading Symbol	GITFX